Unaudited Interim Condensed Consolidated Statements of Loss - 6K - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Vessel revenue	$ 15,719	$ 1,826	$ 11,661	$ 2,075	$ 23,838
Commissions	(554)	(69)	(438)	(65)	(759)
Vessel revenue, net	15,165	1,757	11,223	2,010	23,079
Expenses:
Direct voyage expenses	(9,505)	(995)	(7,496)	(1,274)	(8,035)
Vessel operating expenses	(6,698)	(939)	(5,639)	(1,006)	(11,086)
Management fees	(454)	(48)	(336)	0	(194)
General and administration expenses	(1,540)	(1,315)	(2,804)	(2,987)	(3,966)
General and administration expenses - related party	0	(70)	(70)	(309)	(412)
Amortization of deferred dry-docking costs	(240)	0	(38)	0	(232)
Depreciation	(4,196)	(158)	(1,865)	(3)	(982)
Operating (loss) / income	(7,468)	(1,768)	(7,055)	81,810	19,271
Other expenses, net:
Interest and finance costs	(3,442)	(124)	(1,460)	(1,463)	(8,389)
Interest and finance costs - related party	(937)	(149)	(399)	0	0
Foreign currency exchange losses, net	(12)	(15)	(42)	(13)	19
Total other expenses, net	(4,391)	(288)	(1,901)	(1,462)	(8,365)
Net (loss) / income	$ (11,859)	$ (2,056)	$ (8,956)	$ 80,348	$ 10,907
Net loss per common share
Basic and diluted (in dollars per share)	$ (0.61)	$ (0.29)	$ (0.83)	$ 30.06	$ 4.56
Weighted average common shares outstanding
Basic and diluted (in shares)	19,370,412	7,130,807